Assets held for sale and liabilities of disposal groups held for sale (Tables)	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosre of major classes of assets and liabilities held for sale

Held for sale
	At
	30 Jun	31 Dec
	2023	2022
	£m	£m
Disposal groups	1,389	23,179
Unallocated impairment losses[1]	(233)	(1,978)
Non-current assets held for sale	14	13
Total assets	1,170	21,214
Liabilities of disposal groups	1,178	24,711
1    This represents impairment losses in excess of the carrying value on the non-current assets, excluded from the measurement scope of IFRS 5.
At 30 June 2023, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	Branch operations in Greece	Business in Russia	Total
	£m	£m	£m
Assets of disposal groups held for sale
Cash and balances at central banks	871	—	871
Loans and advances to banks	19	124	143
Loans and advances to customers	238	—	238
Reverse repurchase agreements	—	98	98
Financial investments	—	17	17
Prepayments, accrued income and other assets	4	18	22
Total Assets at 30 Jun 2023	1,132	257	1,389

Liabilities of disposal groups held for sale
Customer accounts	1,146	4	1,150
Accruals, deferred income and other liabilities	21	7	28
Total Liabilities at 30 Jun 2023	1,167	11	1,178
Expected date of completion	Third quarter of 2023	Second Half of 2023
Operating segment	All global businesses	CMB, GBM